Valent Technologies LLC agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Valent Technologies Llc Agreement [Abstract]
Valent Technologies LLC agreement
4	Valent Technologies LLC agreement

Pursuant to a loan agreement dated February 3, 2011, the Company received a loan from Valent Technologies LLC (“Valent”) of $250,000 for the purchase of the prototype drug product. The loan is payable on demand, unsecured, and bears interest at 3.00% per year. The loan payable balance at March 31, 2013 is $266,307 including accrued interest of $16,307. The Company has accrued interest of $1,955 for the three months ended March 31, 2013 (March 31, 2012 - $1,864). As a result of the Company’s expectation as to the timing of the repayment of the Valent loan, the Company has presented the full loan and accrued interest balance as a non-current liability at March 31, 2013 and December 31, 2012.

Pursuant to its agreement with Valent, the Company agreed to issue warrants to Valent under certain circumstances. The financing completed by the Company that closed in February 2012 resulted in the Company issuing 500,000 warrants to Valent on February 1, 2012 at an exercise price of CDN$0.50 per warrant (note 7). In exchange for the warrants Valent has assigned all of its right, title and interest in and to the patents for VAL-083 to the Company. The fair value of the contingent warrants of $89,432 has been recognized as an expense and a corresponding increase to additional paid-in capital.

3	Valent Technologies LLC agreement

On September 12, 2010 the Company entered into a Patent Assignment Agreement (the “Assignment Agreement”) with Valent Technologies LLC (“Valent”) to acquire patents and the prototype drug product related to VAL-083. In accordance with the Assignment Agreement the consideration was $250,000 to acquire the prototype drug product. In addition, under certain circumstances Valent agreed to assign, convey and transfer to the Company all its right, title and interest in and to the patents in exchange for share purchase warrants. The Company will then be responsible for the further development and commercialization of VAL-083. Valent retains an option to reacquire certain intellectual property until a Financing Transaction is completed by the Company. Under the Assignment Agreement, a ‘Financing Transaction’ is defined as a cumulative equity or debt financing(s), or a merger, acquisition, amalgamation, reverse takeover or other combination, or any combination of the foregoing, cumulatively totaling at least $2,000,000. In accordance with the terms of the Assignment Agreement, Valent is entitled to receive a future royalty on revenues derived from the development and commercialization of VAL-083. In the event that the Company terminates the agreement, the Company may be entitled to receive royalties from Valent’s subsequent development of VAL-083 depending on the development milestones the Company has achieved prior to the termination of the Assignment Agreement.

On January 25, 2013, in connection with the Company’s reverse acquisition, Valent was issued 1,150,000 shares of common stock of DelMar Pharmaceuticals, Inc., in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 12(a)).

Pursuant to a loan agreement dated February 3, 2011, the Company has entered a loan with Valent for the $250,000 for the purchase of the prototype drug product. The loan is unsecured and bears interest at 3.00% per year. As a result the balance of the loan payable, including accrued interest, at December 31, 2012 is $264,352 (2011 - $256,831), including accrued interest of $14,352 (2011 - $6,831).

Pursuant to the Assignment Agreement with Valent, the Company is required to issue warrants to Valent under certain circumstances. The financing completed by the Company that closed in February 2012 constituted a Financing Transaction under the terms of the Assignment Agreement and resulted in the Company issuing 500,000 warrants to Valent on February 1, 2012 at an exercise price of CDN $0.50 per warrant (note 7). In exchange for the warrants Valent has assigned all of its right, title and interest in and to the patents for VAL-083 to the Company. The fair value of the contingent warrants of $89,432 has been recognized as an expense and a corresponding increase to additional paid-in capital at December 31, 2011. As a result of the warrants being issued during 2012 the amount previously recognized as additional paid in capital has been reclassified to warrants during the year ended December 31, 2012.

As a result of the Company’s expectation as to the timing of the repayment of the Valent loan, the Company has presented the full loan and accrued interest balance as a non-current liability at December 31, 2012.